Advances from the Federal Home Loan Bank (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advances from the Federal Home Loan Bank
Advances from Federal Home Loan Banks	$ 15,000	$ 40,000	$ 15,000
Advances from the Federal Home Loan Bank, weighted average rate		0.36%
Availability to borrow additional funds		$ 236,067